Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with SUNCORPORATION

a. Transactions with SUNCORPORATION

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Revenues	$3,632	$2,888

b. Balances with SUNCORPORATION

	June 30, 2026	December 31, 2025
	(Unaudited)
Trade Receivables	$728	$20